Additional Information - Condensed Financial Statements of Parent Company - Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements
Net revenues	$ 5,993,409	$ 7,613,626	$ 7,468,610
Cost of revenues	4,994,090	6,333,643	6,205,474
Gross profit	999,319	1,279,983	1,263,136
Operating expenses:
General, administrative and other operating expenses	515,204	440,488	342,129
Total operating expenses	1,029,400	826,663	907,075
Loss from operations	(30,081)	453,320	356,061
Other income (expenses):
Interest expense	(137,468)	(114,099)	(74,266)
Interest income	88,470	51,621	40,615
Gain (loss) on change in fair value of derivatives, net	(51,400)	(27,504)	(44,489)
Foreign exchange gain (loss), net	46,750	30,555	77,689
Other income (expenses), net:	(52,221)	(44,795)	407
Loss before income taxes and equity in earnings of subsidiaries and affiliates	(82,302)	408,525	356,468
Income tax benefit (expense)	16,576	(59,501)	(73,353)
Net income attributable to Canadian Solar Inc.	36,051	274,187	239,968
Reportable legal entities | Parent Company
Operating expenses:
General, administrative and other operating expenses	20,180	40,198	12,306
Total operating expenses	20,180	40,198	12,306
Loss from operations	(20,180)	(40,198)	(12,306)
Other income (expenses):
Interest expense	(10,580)	(18,720)	(23,229)
Interest income	15,569	22,862	20,563
Gain (loss) on change in fair value of derivatives, net	2,700	(1,535)	(844)
Foreign exchange gain (loss), net	(492)	(772)	616
Other income (expenses), net:	7,197	1,835	(2,894)
Loss before income taxes and equity in earnings of subsidiaries and affiliates	(12,983)	(38,363)	(15,200)
Income tax benefit (expense)	3,780	(6,775)	8,786
Equity in earnings of subsidiaries and affiliates	45,254	319,325	246,382
Net income attributable to Canadian Solar Inc.	$ 36,051	$ 274,187	$ 239,968